Financing and Interest	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Financing and Interest	FINANCING AND INTEREST

	Years Ended December 31
	2023	2022
Interest on Credit Facilities	$56,713	$19,550
Interest on long-term notes	102,426	60,643
Interest on lease obligations	684	193
Cash interest	$159,823	$80,386
Amortization of debt issue costs	11,944	6,286
Accretion of asset retirement obligations (note 10)	20,406	15,683
Early redemption expense	—	2,462
Financing and interest	$192,173	$104,817